Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Timing
We generally grant equity awards to our employees and directors in the fourth quarter each calendar year, except in the case of equity awards for new hires which are granted at the board meeting following the acceptance of the employment offer. We do not have a written policy regarding the timing of equity awards, but we do not grant equity awards in anticipation of the release of material nonpublic information, nor do we time the release of material nonpublic information based on equity award grant dates.

Award Timing Method	We generally grant equity awards to our employees and directors in the fourth quarter each calendar year, except in the case of equity awards for new hires which are granted at the board meeting following the acceptance of the employment offer.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not have a written policy regarding the timing of equity awards, but we do not grant equity awards in anticipation of the release of material nonpublic information, nor do we time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false